Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 156,330,000.00
Total Fee Amount	21,589.17
Total Offset Amount	0.00
Net Fee	$ 21,589.17
Offering Table N/A
Offset Table N/A	N/A